Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and contingencies
Schedule of purchase obligations

	Obligations Due by Period
Purchase Obligations	Total	FY23	FY24	FY25
	€M	€M	€M	€M
2014 Boeing Contract	5,828	2,151	2,230	1,447

Disclosure of future minimum payments of leasing aircraft

	At March 31,
	2022		2021		2020
		Present		Present		Present
		value of		value of		value of
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	payments	payments	payments	payments	payments	payments
	€M	€M	€M	€M	€M	€M
Due within one year	—	—	—	—	178.9	172.1
Due between two and five years	—	—	—	—	—	—
Due after five years	—	—	—	—	—	—
Total minimum lease payments	—	—	—	—	178.9	172.1
Less amounts allocated to future financing costs	—	—	—	—	—	—
Present value of minimum lease payments	—	—	—	—	178.9	172.1